INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Feb. 29, 2024	Feb. 28, 2023
Deferred tax assets:
Advertising expense and prepaid rental	$ 189,712	$ 194,423
Property and equipment	2,628	2,988
Impairment loss on long-term investments	47,660	41,412
Others	66,107	45,927
Tax losses carry-forward	252,109	323,066
Less: valuation allowance	(553,596)	(601,843)
Deferred tax assets, net	4,620	5,973
Deferred tax liabilities:
Intangible assets	449	57
Others	1,911	1,506
Deferred tax liabilities	$ 2,360	$ 1,563